Bank Revolving Line of Credit and Fixed Credit Facilities - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Line Of Credit Facility [Line Items]
Line of credit interest rate		3.25%		3.25%		3.80%
Notes Payable
Line Of Credit Facility [Line Items]
Debt instrument outstanding amount	$ 6,599,000		$ 6,599,000		$ 4,421,000
Minimum | Notes Payable
Line Of Credit Facility [Line Items]
Debt instrument interest rate			0.00%		0.00%	0.00%
Maximum | Notes Payable
Line Of Credit Facility [Line Items]
Debt instrument interest rate			6.25%		6.25%	6.25%
Bank of America
Line Of Credit Facility [Line Items]
Line of credit maximum borrowing capacity							$ 12,400,000
Borrowing base description			The Borrowing Base is computed based upon a percentage of eligible receivables within each aging category under 120 days and is further refined for customer type. Receivables more than 120 days and those from related parties or affiliates are not considered to be eligible receivables for the Borrowing Base.		The Borrowing Base is computed based upon a percentage of eligible receivables within each aging category under 120 days and is further refined for customer type. Receivables in excess of 120 days and those from related parties or affiliates are not considered to be eligible receivables for the Borrowing Base.
Line of credit facility increase in amount						$ 15,000,000.0
Line of credit outstanding amount					$ 800,000
Debt instrument outstanding amount					900,000
Line of credit interest expense	12,000	$ 35,000	$ 100,000	$ 200,000	300,000	$ 400,000
Bank of America | Term Loan
Line Of Credit Facility [Line Items]
Debt instrument principal amount					$ 1,000,000.0
Debt instrument payment terms			thirty-six months		thirty-six months
Debt instrument date of first repayment					Apr. 13, 2020
Debt instrument maturity date					Mar. 13, 2023
Debt instrument periodic payment					$ 29,294,000
Debt instrument interest rate					3.49%
Debt instrument outstanding amount	500,000		$ 500,000		$ 800,000
Bank of America | Notes Payable | Term Loan
Line Of Credit Facility [Line Items]
Debt instrument principal amount	$ 1,000,000.0		$ 1,000,000.0
Bank of America | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Line of credit interest rate	3.60%	3.25%	3.60%	3.25%	3.60%	3.79%
Line of credit expiration date			Jul. 31, 2023		Jul. 31, 2021
Line of credit outstanding amount	$ 0		$ 0		$ 3,500,000
Bank of America | Revolving Credit Facility | LIBOR
Line Of Credit Facility [Line Items]
Line of credit basis spread on variable rate			1.25%
Bank of America | Fixed Line 1
Line Of Credit Facility [Line Items]
Line of credit maximum borrowing capacity					$ 0
Line of credit interest rate	2.83%	2.90%	2.83%	2.90%	2.91%	4.51%
Line of credit outstanding amount	$ 400,000		$ 400,000		$ 500,000	$ 700,000
Line of credit remaining borrowing capacity	$ 0		$ 0
Line of credit payment date			Aug. 31, 2018		Aug. 31, 2018
Line of credit frequency of principal payments description			sixty equal monthly installments		sixty equal monthly installments
Line of credit facility maturity date			2023-08		2023-08
Bank of America | Fixed Line 1 | Notes Payable
Line Of Credit Facility [Line Items]
Line of credit maximum borrowing capacity							$ 1,000,000.0
Bank of America | Fixed Line 1 | LIBOR
Line Of Credit Facility [Line Items]
Line of credit basis spread on variable rate			2.75%		2.75%
Bank of America | Fixed Line 2
Line Of Credit Facility [Line Items]
Line of credit maximum borrowing capacity					$ 0
Line of credit interest rate	2.08%		2.08%		2.15%
Line of credit basis spread on variable rate					2.00%
Line of credit outstanding amount	$ 800,000		$ 800,000		$ 900,000	0
Line of credit remaining borrowing capacity	$ 0		$ 0
Line of credit payment date			Aug. 31, 2020		Aug. 31, 2020
Line of credit frequency of principal payments description			sixty equal monthly installments		sixty equal monthly installments
Line of credit facility maturity date			2025-09		2025-09
Bank of America | Fixed Line 2 | Notes Payable
Line Of Credit Facility [Line Items]
Line of credit maximum borrowing capacity						$ 1,000,000.0
Bank of America | Fixed Line 2 | LIBOR
Line Of Credit Facility [Line Items]
Line of credit basis spread on variable rate			2.00%
Bank of America | Minimum | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Line of credit interest rate	2.00%		2.00%
Line of credit basis spread on variable rate			2.35%		2.35%
Bank of America | Maximum | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Line of credit interest rate	2.60%		2.60%
Line of credit basis spread on variable rate			2.95%		2.95%